Income Taxes (Schedule of Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Current
Federal				$ 104
State			15	12
Foreign			2,131	807
Deferred			(413)	(150)
Total income tax provision	$ 308	$ 339	$ 1,733	$ 773